Note 15 - Stock-Based Compensation Plans (Detail) - A summary of PSU activity is as follows: (Performance Share Units [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jan. 31, 2013
Performance Share Units [Member]
Granted	139,071
Granted (in Dollars per share)	$ 11.90
Balance at January 31, 2013	139,071
Balance at January 31, 2013 (in Dollars per share)	$ 11.90
Balance at January 31, 2013	9 years
Balance at January 31, 2013 (in Dollars)	$ 1.3
Vested or expected to vest at January 31, 2013	139,071
Vested or expected to vest at January 31, 2013 (in Dollars per share)	$ 11.90
Vested or expected to vest at January 31, 2013	9 years
Vested or expected to vest at January 31, 2013 (in Dollars)	$ 1.3